Document And Entity Information	May 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity Registrant Name	Autoliv, Inc.
Entity Central Index Key	0001034670
Entity Emerging Growth Company	false
Entity File Number	001-12933
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Klarabergsviadukten 70, Section D
Entity Address, Address Line Two	5th Floor,
Entity Address, Address Line Three	Box 70381,
Entity Address, City or Town	Stockholm,
Entity Address, Country	SE
Entity Address, Postal Zip Code	SE-107 24
City Area Code	+46 8
Local Phone Number	587 20 600
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $1.00 per share)
Trading Symbol	ALV
Security Exchange Name	NYSE